Document and Entity Information	Feb. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	DREYFUS TREASURY OBLIGATIONS CASH MANAGEMENT
Entity Central Index Key	0000796251
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Jun. 01, 2021
Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Dreyfus Treasury Obligations Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Dreyfus Treasury Obligations Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Dreyfus Treasury Obligations Cash Management | Service Shares
Prospectus:
Trading Symbol	DTNXX
Dreyfus Treasury Obligations Cash Management | Wealth Shares
Prospectus:
Trading Symbol	DTKXX